Transactions with Related Parties - Summary of Transactions Between Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AMP, entity with significant influence Expenses:
Technical assistance fees	$ 756,648	$ 526,220	$ 289,154
AMP, entity with significant influence:
Accounts payable	621,722	394,208	157,003
AMP [Member]
AMP, entity with significant influence Expenses:
Technical assistance fees	756,648	526,220	289,154
AMP, entity with significant influence:
Accounts payable	$ 621,722	$ 394,208	$ 157,003